Fair Value Measurements (Details 2) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value as of January 1, 2017	$ 1,070
Settlement of payment obligation	(900) [1]
Accretion of payment obligation	164
Total fair value as of December 31, 2017	$ 334

[1]	$900 is included within other payables and accrued expenses on the balance sheet as the set milestone was met as of December 31, 2017.